Submission	Jul. 21, 2026
Submission [Line Items]
Central Index Key	0002094710
Registrant Name	ARC Group Securities Acquisition II
Registration File Number	333-291339
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES